Annual Total Returns - Class A	Nov. 30, 2023
Prospectus #1 | Delaware Small Cap Core Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2014	8.58%
2015	(3.60%)
2016	21.08%
2017	13.92%
2018	(11.76%)
2019	25.64%
2020	15.08%
2021	22.92%
2022	(16.13%)
2023	13.69%
Prospectus #2 | Delaware Small Cap Value Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2014	5.37%
2015	(6.43%)
2016	31.02%
2017	11.70%
2018	(17.56%)
2019	27.83%
2020	(1.47%)
2021	33.91%
2022	(12.42%)
2023	9.23%
Prospectus #3 | Delaware Wealth Builder Fund
Bar Chart Table:
Annual Return Caption	Calendar year-by-year total return (Class A)
2014	7.88%
2015	(2.57%)
2016	9.13%
2017	9.13%
2018	(7.20%)
2019	17.49%
2020	2.53%
2021	17.84%
2022	(8.75%)
2023	12.19%